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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             450 Fifth Street, N.W.
                             Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


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1. Name and address of issuer:

Reserve Tax-Exempt Trust
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2. Name of each series or class of funds for which this notice is filed:

Interstate Tax-Exempt Fund, CA Tax-Exempt, CT Tax-Exempt, FL Tax-Exempt,
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MA Tax-Exempt, NJ Tax-Exempt Funds
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3. Investment Company Act File Number:

811-3696
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  Securities Act File Number:

2-82592
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4. Last day of fiscal year for which this notice is filed:

May 31, 1997
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

0
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

0
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9. Number and aggregate sale price of securities sold during the fiscal year:

1,827,983,584.93
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

1,827,983,584.93
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

0
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item10):

    $1,827,983,584.93
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    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

    +0
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    (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

    $1,800,594,551.75
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    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

    +0
     ----------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii),plus line (iv)] (if applicable):

    $27,389,033.18
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         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of
         1933 or other applicable law or regulation (see Instruction C.6):

                                                                    x1/3300
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    (vii) Fee due [line (i) OR line (v) multiplied by line (vi)   $8,299.71
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). /X/

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                 July 17, 1997
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Michelle L. Neufeld
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                                  Counsel and Secretary
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Date

*Please print the name and title of the signing officer below the signature.


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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2





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                         [THE RESERVE FUNDS LETTERHEAD]

                                             July 21, 1997



Board of Trustees
Reserve Tax-Exempt Trust
810 Seventh Avenue
New York, NY  10019

Ladies and Gentlemen:

         Reserve Tax-Exempt Trust (the "Trust"), a Massachusetts business trust created under a written declaration of trust dated January 25, 1983, proposes to file with the Securities and Exchange Commission, pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, a notice making definite the registration of 1,827,983,584.93 shares of the Trust (the "Shares") sold in reliance upon Rule 24f-2 during the Trust's fiscal year ended May 31, 1997.

         As counsel to the investment adviser of the Trust, I have made such investigations and have examined and relied upon the originals or copies, certified or otherwise identified to my satisfaction, of such records, instruments, certificates, memoranda and other documents as I have deemed necessary or advisable for purposes of this opinion.

         Based upon and subject to the foregoing, it is my opinion that the Shares, the registration under the Securities Act of 1933 of which the notice referred to above makes definite in number, were legally issued, fully paid and nonassessable. For purposes of this letter, I express no opinion as to compliance with the Securities Act of 1933, as amended.

         I consent to your filing this opinion as an exhibit to the notice referred to above.

                                             Very truly yours,



                                             /s/ Michelle L. Neufeld
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                                             Michelle L. Neufeld
                                             Counsel and Secretary